Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Affiliates
Takeda has one major affiliate, Teva Takeda Pharma, to which Takeda sells products and acts as a sales agent. Total transactions with Teva Takeda Pharma for the years ended March 31, 2018 and 2019 were 18,166 million JPY and 10,380 million JPY, respectively. Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2018	2019
Trade receivables	¥4,187	¥2,885
Other receivables	1,507	1,892
Other payables	30,066	26,844

The terms and conditions of the related party transactions are entered into on terms consistent with third-party transactions and considering market prices. In addition, the receivables and payables are settled in cash and consistent with terms of third-party settlements.
There is no outstanding balance of collateral or guarantee. Impairment loss allowances are not recognized for the receivables.
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board and the Chief Financial Officer. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Basic compensation and bonuses	¥1,478	¥1,332	2,226
Share-based compensation (expensed amount)	948	1,176	1,305
Retirement benefits	38	26	73
Total	¥2,464	¥2,534	3,604